Other Disclosures - Equity - Additional Information (Details) kr / shares in Units, $ in Millions	1 Months Ended							12 Months Ended
	Jan. 31, 2021 shares	Sep. 30, 2020 DKK (kr) shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 shares	Feb. 29, 2020 DKK (kr) kr / shares shares	Jan. 31, 2020 shares	Mar. 31, 2019 shares	Dec. 31, 2021 DKK (kr) DKK_per_USD kr / shares shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2021 USD ($) DKK_per_USD shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Jan. 01, 2021 shares	Apr. 30, 2020 shares
Other Disclosures [Line Items]
Gross proceeds from share offering		kr 534,500,000	$ 83.7					kr 464,000	kr 1,280,786,000	kr 19,000
Number of ordinary share		1	1
Transaction costs | kr		kr 56,600,000
Nominal share capital | kr								kr 34,952,000	kr 34,698,000
Fixed exchange rate | DKK_per_USD								6.30			6.30
Former Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Issuance of shares													58,000
Board Of Directors Executives And Or Employees
Other Disclosures [Line Items]
Nominal capital partly exercised | kr								kr 294,331
RSUs
Other Disclosures [Line Items]
Issuance of shares												3,854			5,378
Top of Range
Other Disclosures [Line Items]
Nominal share capital | kr								2,000,000
Top of Range | 25 March 2026
Other Disclosures [Line Items]
Nominal share capital | kr								6,989,767
Top of Range | 25 January 2025
Other Disclosures [Line Items]
Nominal share capital | kr								25,000,000
Top of Range | Board Of Directors Executives And Or Employees | 25 March 2026
Other Disclosures [Line Items]
Nominal share capital | kr								1,300,000
Top of Range | Board Of Directors Executives And Or Employees | 2 November 2022
Other Disclosures [Line Items]
Nominal share capital | kr								kr 1,300,000
Ordinary Shares
Other Disclosures [Line Items]
Issuance of Matching Shares									31,250	19,175
Issuance of bonus shares as part of license agreement									20,650	26,060
Issuance of shares		3,650,000	3,650,000					34,952,241			34,952,241
Offer price of investment share | kr / shares								kr 1
Nominal share capital | kr								kr 34,952,241
Ordinary Shares | Kim Stratton
Other Disclosures [Line Items]
Issuance of shares														58,000
ADSs
Other Disclosures [Line Items]
Issue of American depositary shares		3,966,146	3,966,146
Directed Issue and Private Placement
Other Disclosures [Line Items]
Issuance of shares					7,032,937
Gross proceeds from share offering | kr					kr 745,000,000
Net proceeds from share offering | kr					kr 694,000,000
Directed Issue and Private Placement | New Shares
Other Disclosures [Line Items]
Offer price of investment share | kr / shares					kr 1
Directed Issue and Private Placement | New Shares | Top of Range
Other Disclosures [Line Items]
Issuance of shares					3,961,264
Private Placement | Existing Shares
Other Disclosures [Line Items]
Offer price of investment share | kr / shares					kr 1
Private Placement | Existing Shares | Top of Range
Other Disclosures [Line Items]
Issuance of shares					3,071,673
Private Placement | Offer Shares
Other Disclosures [Line Items]
Offer price of investment share | kr / shares					kr 106
Participants in 2017 LTIP
Other Disclosures [Line Items]
Issuance of Matching Shares							19,175
KLSDC and UCL
Other Disclosures [Line Items]
Issuance of bonus shares as part of license agreement	22,553					20,650			20,650	26,060
Participants in 2019 LTIP
Other Disclosures [Line Items]
Issuance of Matching Shares				31,250
Participants in 2020 LTIP
Other Disclosures [Line Items]
Issuance of Matching Shares	170,131
Kansas Life Sciences Development Inc And U C L Business P L C
Other Disclosures [Line Items]
Nominal capital partly exercised | kr								80,643
Kansas Life Sciences Development Inc And U C L Business P L C | Top of Range
Other Disclosures [Line Items]
Nominal share capital | $											$ 2.5
Kansas Life Sciences Development Inc And U C L Business P L C | Top of Range | 2 November 2022
Other Disclosures [Line Items]
Nominal share capital | kr								kr 15,750,000